Employee compensation (Tables)	12 Months Ended
Dec. 31, 2024
Employee compensation
Employee compensation

Onshore - presented within administrative expenses
EUR’000	Note	2024	2023	2022
Wages and salaries		29,340	16,957	8,873
Employer’s contribution to defined contribution plans		1,635	847	502
Share based payment expense	7	1,662	1,134	352
Other short-term benefits		495	611	178
Total onshore employee compensation		33,132	19,549	9,905
Average number of full time employees		242	113	70

Offshore - presented within cost of sales
EUR’000	Note	2024	2023	2022
Wages and salaries		30,043	14,056	11,693
Employer’s contribution to defined contribution plans		2,059	1,124	1,082
Other short-term benefits		183	741	314
Total offshore employee compensation		32,285	15,921	13,089
Average number of full time employees		364	182	162

Total
EUR’000	Note	2024	2023	2022
Wages and salaries		59,383	31,013	20,566
Employer’s contribution to defined contribution plans		3,694	1,971	1,584
Share based payment expense	7	1,662	1,134	352
Other short-term benefits		678	1,352	492
Total employee compensation		65,417	35,470	22,994
Average number of full time employees		606	295	232
Number of employees at the end of the reporting period		659	570	232